Income Taxes - Summary of the Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Income Tax Provision:
Federal					$ 0	$ 0	$ 0
State					0	0	0
Foreign					65	40	51
Total Current Provision for Income Taxes					65	40	51
Deferred Income Tax (Benefit) Provision:
Federal					(349)	0	0
State					(108)	0	0
Foreign					0	0	0
Total Deferred (Benefit) Provision for Income Taxes					(457)	0	0
Total (Benefit) Provision for Income Taxes	$ 30	$ 4	$ 54	$ 9	$ (392)	$ 40	$ 51